Document and Entity Information	Mar. 01, 2024
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	Carillon Series Trust
Entity Central Index Key	0000897111
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 01, 2024
Document Effective Date	Mar. 01, 2024
Prospectus Date	May 01, 2023
Carillon Chartwell Income Fund | Class Chartwell
Prospectus:
Trading Symbol	BERIX